Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Schedule of Financial Instruments Carried at Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 0216
Less current portion	€ (640)	€ (172)
Total long-term portion	€ 3,281	4,205
Investor Warrants [Member]
Warrants		4,205	€ 3,921
Placement Agent Warrants [Member]
Warrants		172
Warrant [Member]
Warrants		4,377	3,921
Less current portion		(172)	(640)
Total long-term portion		€ 4,205	€ 3,281